Income Taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 348,714	¥ 413,494
Accrued pension and severance costs	77,559	103,652
Amortization including film costs	65,349	86,196
Lease liability	100,720
Warranty reserves and accrued expenses	116,234	108,515
Future insurance policy benefits	42,056	36,683
Inventory	15,512	19,716
Depreciation	39,085	34,638
Tax credit carryforwards	94,900	117,471
Loss on equity securities	11,815
Reserve for doubtful accounts	9,090	9,136
Impairment of investments	6,029	12,278
Deferred revenue	24,420	19,081
Other	122,591	169,897
Gross deferred tax assets	1,074,074	1,130,757
Less: Valuation allowance	(608,243)	(723,114)
Total deferred tax assets	465,831	407,643
Deferred tax liabilities:
Insurance acquisition costs	(170,868)	(169,244)
Future insurance policy benefits	(193,315)	(181,052)
Right-of-use assets	(96,970)
Unrealized gains on securities	(92,791)	(75,573)
Gain on equity securities	0	(33,082)
Intangible assets acquired through stock exchange offerings	(23,949)	(23,949)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(25,359)	(15,758)
Investment in M3	(38,303)	(37,007)
Other	(47,319)	(62,092)
Gross deferred tax liabilities	(804,997)	(736,578)
Net deferred tax liabilities	(339,166)	(328,935)
Pictures
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	(26,214)	(44,842)
EMI Music Publishing
Deferred tax liabilities:
Intangible assets acquired through stock exchange offerings	¥ (89,909)	¥ (93,979)